OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Advance deposit	$8,126	$7,629
Due from third parties	865,081	948,535
Input VAT	9,476	-
Total	$882,683	$956,164

As of December 31, 2017 due from third parties mainly represented the deposit prepaid to a third party for acquisition purpose of $767,731, which was fully collected subsequently (see note 13). As of December 31, 2016 due from third parties represented the advances provided to third party individuals free of interest, most of which were collected during 2017.